PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Brazil 8.6%
Banco BTG Pactual SA, UTS	1,452,793	$16,496,872
Embraer SA, ADR	437,839	32,163,653
NU Holdings Ltd. (Class A Stock)*	1,067,043	18,940,013
		67,600,538
China 29.8%
Alibaba Group Holding Ltd.	1,301,964	27,697,444
CMOC Group Ltd. (Class H Stock)	6,755,837	18,987,722
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	262,131	13,203,477
Dongfang Electric Corp. Ltd. (Class H Stock)	4,020,293	13,103,019
Huatai Securities Co. Ltd. (Class A Stock)	3,439,955	11,336,322
Innovent Biologics, Inc., 144A*	1,574,885	16,347,431
JD Health International, Inc., 144A*	1,480,294	11,909,906
Kanzhun Ltd., ADR	605,011	11,204,804
Leader Harmonious Drive Systems Co. Ltd. (Class A Stock)	619,940	20,395,868
Lens Technology Co. Ltd. (Class A Stock)	1,966,130	10,240,990
Tencent Holdings Ltd., ADR	647,376	49,453,053
Tencent Music Entertainment Group, ADR	612,268	10,273,857
Victory Giant Technology Huizhou Co. Ltd. (Class A Stock)	223,157	8,405,335
WuXi XDC Cayman, Inc.*	1,568,543	12,601,845
		235,161,073
Czech Republic 0.2%
CSG NV*	50,962	1,845,761
Hong Kong 3.6%
Futu Holdings Ltd., ADR*	85,194	13,849,988
Hong Kong Exchanges & Clearing Ltd.	259,227	14,291,473
		28,141,461
Hungary 3.0%
OTP Bank Nyrt	189,288	23,818,497
India 3.9%
Bharti Airtel Ltd.	341,221	7,318,157
BSE Ltd.	427,647	13,007,222
Mahindra & Mahindra Ltd.	273,298	10,204,874
		30,530,253
Kazakhstan 3.6%
NAC Kazatomprom JSC, GDR	348,082	28,442,649
Mexico 5.1%
Fresnillo PLC	344,483	16,964,603
Southern Copper Corp.	123,928	23,585,977
		40,550,580
Peru 2.2%
Cia de Minas Buenaventura SAA, ADR	502,959	17,231,375
South Korea 18.4%
Doosan Enerbility Co. Ltd.*	211,541	13,205,669
Hanwha Aerospace Co. Ltd.*	17,031	15,330,987
HD Hyundai Electric Co. Ltd.	39,916	24,454,329
HD Hyundai Heavy Industries Co. Ltd.	26,920	10,714,973

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
South Korea (cont’d.)
HYBE Co. Ltd.*			47,913	$12,383,217
Samsung Electronics Co. Ltd.			402,593	44,476,373
SK hynix, Inc.			39,623	24,739,708
				145,305,256
Taiwan 18.9%
ASPEED Technology, Inc.			154,117	43,099,736
Delta Electronics, Inc.			522,310	19,932,576
Jentech Precision Industrial Co. Ltd.			188,118	16,667,310
Taiwan Semiconductor Manufacturing Co. Ltd.			1,046,655	57,875,769
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			36,375	12,024,120
				149,599,511
Turkey 1.9%
Aselsan Elektronik Sanayi Ve Ticaret A/S			2,188,075	15,310,841

Total Long-Term Investments (cost $577,708,697)				783,537,795
Short-Term Investments 0.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	6,174,049	6,174,049
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $45,612; includes $1,629 of cash collateral for securities on loan)(b)(wb)	45,639	45,612

Total Short-Term Investments (cost $6,219,661)				6,219,661

TOTAL INVESTMENTS 100.0% (cost $583,928,358)				789,757,456
Liabilities in excess of other assets (0.0)%				(203,751)

Net Assets 100.0%				$789,553,705

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
UTS—Unit Trust Security

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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